Depreciation, Amortization, and Impairment - Goodwill impairment loss (Detail) - CLP ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment loss	$ 731,189	$ 765,736	$ 765,736
Goodwill impairment loss			(651,825)
Totals impairment of CGU Chile and Colombia			(765,736)
Deferred tax liability, business combination		$ 34,547	34,547
Effect on income net of taxes generated by the recognition of the impairment loss			731,189
Impact of Goodwill Impairment Attributable to Parent			720,951
Impact of Goodwill Impairment Attributable to Non Controlling Interest			10,238
Assets generated in business combination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Totals impairment of CGU Chile and Colombia			(113,911)
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill impairment loss			(412,356)
Totals impairment of CGU Chile and Colombia			(412,356)
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill impairment loss			(239,469)
Totals impairment of CGU Chile and Colombia			(353,380)
Colombia [member] | Assets generated in business combination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Totals impairment of CGU Chile and Colombia			$ (113,911)